Risk Management - Significant Judgements and Estimates (Details) - 12 months ended Dec. 31, 2024 ¥ in Millions, ¥ in Millions, $ in Millions, $ in Millions	CAD ($) $ / bbl	USD ($) $ / bbl	JPY (¥) $ / bbl	CNY (¥) $ / bbl
Canada
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions | $	$ 1,983
Unemployment rate	6.70%	6.70%	6.70%	6.70%
NYMEX Light Sweet Crude Oil, in U.S. dollars, per barrel	76.0	76.0	76.0	76.0
Canada | Base case scenario | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	1.80%	1.80%	1.80%	1.80%
Unemployment rate	6.80%	6.80%	6.80%	6.80%
NYMEX Light Sweet Crude Oil, in U.S. dollars, per barrel	75.0	75.0	75.0	75.0
Canada | Base case scenario | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	2.00%	2.00%	2.00%	2.00%
Unemployment rate	6.30%	6.30%	6.30%	6.30%
NYMEX Light Sweet Crude Oil, in U.S. dollars, per barrel	72.0	72.0	72.0	72.0
Canada | Upside scenario | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	3.30%	3.30%	3.30%	3.30%
Unemployment rate	6.50%	6.50%	6.50%	6.50%
NYMEX Light Sweet Crude Oil, in U.S. dollars, per barrel	79.0	79.0	79.0	79.0
Canada | Upside scenario | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	2.30%	2.30%	2.30%	2.30%
Unemployment rate	5.80%	5.80%	5.80%	5.80%
NYMEX Light Sweet Crude Oil, in U.S. dollars, per barrel	74.0	74.0	74.0	74.0
Canada | Downside scenario 1 | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	(2.00%)	(2.00%)	(2.00%)	(2.00%)
Unemployment rate	8.10%	8.10%	8.10%	8.10%
NYMEX Light Sweet Crude Oil, in U.S. dollars, per barrel	59.0	59.0	59.0	59.0
Canada | Downside scenario 1 | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	2.30%	2.30%	2.30%	2.30%
Unemployment rate	8.20%	8.20%	8.20%	8.20%
NYMEX Light Sweet Crude Oil, in U.S. dollars, per barrel	66.0	66.0	66.0	66.0
Canada | Downside scenario 2 | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	(3.90%)	(3.90%)	(3.90%)	(3.90%)
Unemployment rate	8.50%	8.50%	8.50%	8.50%
NYMEX Light Sweet Crude Oil, in U.S. dollars, per barrel	50.0	50.0	50.0	50.0
Canada | Downside scenario 2 | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	2.20%	2.20%	2.20%	2.20%
Unemployment rate	10.00%	10.00%	10.00%	10.00%
NYMEX Light Sweet Crude Oil, in U.S. dollars, per barrel	61.0	61.0	61.0	61.0
U.S.
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions | $		$ 23,534
Unemployment rate	4.20%	4.20%	4.20%	4.20%
7-10 Year BBB U.S. Corporate Index	5.50%	5.50%	5.50%	5.50%
U.S. | Base case scenario | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	2.10%	2.10%	2.10%	2.10%
Unemployment rate	4.10%	4.10%	4.10%	4.10%
7-10 Year BBB U.S. Corporate Index	6.10%	6.10%	6.10%	6.10%
U.S. | Base case scenario | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	2.20%	2.20%	2.20%	2.20%
Unemployment rate	4.00%	4.00%	4.00%	4.00%
7-10 Year BBB U.S. Corporate Index	6.10%	6.10%	6.10%	6.10%
U.S. | Upside scenario | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	3.60%	3.60%	3.60%	3.60%
Unemployment rate	3.30%	3.30%	3.30%	3.30%
7-10 Year BBB U.S. Corporate Index	5.90%	5.90%	5.90%	5.90%
U.S. | Upside scenario | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	2.30%	2.30%	2.30%	2.30%
Unemployment rate	3.30%	3.30%	3.30%	3.30%
7-10 Year BBB U.S. Corporate Index	6.20%	6.20%	6.20%	6.20%
U.S. | Downside scenario 1 | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	(2.00%)	(2.00%)	(2.00%)	(2.00%)
Unemployment rate	7.30%	7.30%	7.30%	7.30%
7-10 Year BBB U.S. Corporate Index	5.40%	5.40%	5.40%	5.40%
U.S. | Downside scenario 1 | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	2.70%	2.70%	2.70%	2.70%
Unemployment rate	6.10%	6.10%	6.10%	6.10%
7-10 Year BBB U.S. Corporate Index	5.60%	5.60%	5.60%	5.60%
U.S. | Downside scenario 2 | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	(4.20%)	(4.20%)	(4.20%)	(4.20%)
Unemployment rate	7.80%	7.80%	7.80%	7.80%
7-10 Year BBB U.S. Corporate Index	6.00%	6.00%	6.00%	6.00%
U.S. | Downside scenario 2 | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	2.50%	2.50%	2.50%	2.50%
Unemployment rate	8.10%	8.10%	8.10%	8.10%
7-10 Year BBB U.S. Corporate Index	5.40%	5.40%	5.40%	5.40%
Japan
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions | ¥			¥ 563,281
Unemployment rate	2.50%	2.50%	2.50%	2.50%
Japan | Base case scenario | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	0.90%	0.90%	0.90%	0.90%
Unemployment rate	2.50%	2.50%	2.50%	2.50%
Japan | Base case scenario | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	0.70%	0.70%	0.70%	0.70%
Unemployment rate	2.20%	2.20%	2.20%	2.20%
Japan | Upside scenario | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	2.80%	2.80%	2.80%	2.80%
Unemployment rate	2.40%	2.40%	2.40%	2.40%
Japan | Upside scenario | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	0.80%	0.80%	0.80%	0.80%
Unemployment rate	2.10%	2.10%	2.10%	2.10%
Japan | Downside scenario 1 | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	(3.60%)	(3.60%)	(3.60%)	(3.60%)
Unemployment rate	3.10%	3.10%	3.10%	3.10%
Japan | Downside scenario 1 | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	1.00%	1.00%	1.00%	1.00%
Unemployment rate	2.90%	2.90%	2.90%	2.90%
Japan | Downside scenario 2 | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	(7.10%)	(7.10%)	(7.10%)	(7.10%)
Unemployment rate	3.20%	3.20%	3.20%	3.20%
Japan | Downside scenario 2 | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	1.60%	1.60%	1.60%	1.60%
Unemployment rate	3.50%	3.50%	3.50%	3.50%
Hong Kong
Disclosure of credit risk exposure [line items]
Unemployment rate	3.00%	3.00%	3.00%	3.00%
Hang Seng Index and FTSE Xinhua A200 Index	19,448	19,448	19,448	19,448
Hong Kong | Base case scenario | Next 12 months
Disclosure of credit risk exposure [line items]
Unemployment rate	2.90%	2.90%	2.90%	2.90%
Hang Seng Index and FTSE Xinhua A200 Index	7.00%	7.00%	7.00%	7.00%
Hong Kong | Base case scenario | 1 to 5 years
Disclosure of credit risk exposure [line items]
Unemployment rate	3.00%	3.00%	3.00%	3.00%
Hang Seng Index and FTSE Xinhua A200 Index	4.10%	4.10%	4.10%	4.10%
Hong Kong | Upside scenario | Next 12 months
Disclosure of credit risk exposure [line items]
Unemployment rate	2.50%	2.50%	2.50%	2.50%
Hang Seng Index and FTSE Xinhua A200 Index	18.10%	18.10%	18.10%	18.10%
Hong Kong | Upside scenario | 1 to 5 years
Disclosure of credit risk exposure [line items]
Unemployment rate	2.70%	2.70%	2.70%	2.70%
Hang Seng Index and FTSE Xinhua A200 Index	3.70%	3.70%	3.70%	3.70%
Hong Kong | Downside scenario 1 | Next 12 months
Disclosure of credit risk exposure [line items]
Unemployment rate	4.10%	4.10%	4.10%	4.10%
Hang Seng Index and FTSE Xinhua A200 Index	(19.70%)	(19.70%)	(19.70%)	(19.70%)
Hong Kong | Downside scenario 1 | 1 to 5 years
Disclosure of credit risk exposure [line items]
Unemployment rate	3.80%	3.80%	3.80%	3.80%
Hang Seng Index and FTSE Xinhua A200 Index	9.90%	9.90%	9.90%	9.90%
Hong Kong | Downside scenario 2 | Next 12 months
Disclosure of credit risk exposure [line items]
Unemployment rate	4.60%	4.60%	4.60%	4.60%
Hang Seng Index and FTSE Xinhua A200 Index	(37.00%)	(37.00%)	(37.00%)	(37.00%)
Hong Kong | Downside scenario 2 | 1 to 5 years
Disclosure of credit risk exposure [line items]
Unemployment rate	4.60%	4.60%	4.60%	4.60%
Hang Seng Index and FTSE Xinhua A200 Index	13.50%	13.50%	13.50%	13.50%
China
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions | ¥				¥ 114,931
Hang Seng Index and FTSE Xinhua A200 Index	10,938	10,938	10,938	10,938
China | Base case scenario | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	4.00%	4.00%	4.00%	4.00%
Hang Seng Index and FTSE Xinhua A200 Index	(0.60%)	(0.60%)	(0.60%)	(0.60%)
China | Base case scenario | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	4.10%	4.10%	4.10%	4.10%
Hang Seng Index and FTSE Xinhua A200 Index	4.80%	4.80%	4.80%	4.80%
China | Upside scenario | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	6.50%	6.50%	6.50%	6.50%
Hang Seng Index and FTSE Xinhua A200 Index	13.80%	13.80%	13.80%	13.80%
China | Upside scenario | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	4.30%	4.30%	4.30%	4.30%
Hang Seng Index and FTSE Xinhua A200 Index	2.80%	2.80%	2.80%	2.80%
China | Downside scenario 1 | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	(3.00%)	(3.00%)	(3.00%)	(3.00%)
Hang Seng Index and FTSE Xinhua A200 Index	(31.10%)	(31.10%)	(31.10%)	(31.10%)
China | Downside scenario 1 | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	4.60%	4.60%	4.60%	4.60%
Hang Seng Index and FTSE Xinhua A200 Index	11.70%	11.70%	11.70%	11.70%
China | Downside scenario 2 | Next 12 months
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	(5.70%)	(5.70%)	(5.70%)	(5.70%)
Hang Seng Index and FTSE Xinhua A200 Index	(40.50%)	(40.50%)	(40.50%)	(40.50%)
China | Downside scenario 2 | 1 to 5 years
Disclosure of credit risk exposure [line items]
Gross Domestic Product (GDP), in U.S. $ billions	3.90%	3.90%	3.90%	3.90%
Hang Seng Index and FTSE Xinhua A200 Index	13.50%	13.50%	13.50%	13.50%